CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 31,068,977	$ 21,088,503
Accounts payable	19,448,258	16,589,293
Accrued expenses and other current liabilities	173,753,526	121,763,522
Income taxes payable	35,462,590	8,890,191
Deferred tax liabilities	33,550,044	23,627,893
Deferred tax liabilities	20,099,000	9,997,511
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	19,800,000,000	19,800,000,000
Ordinary shares, shares issued	646,452,740	677,934,625
Ordinary shares, shares outstanding	646,452,740	677,934,625
Variable Interest Entity, Primary Beneficiary
Accounts receivable, allowance for doubtful accounts	1,189,024	1,044,492
Accounts payable	4,321,376	4,340,424
Accrued expenses and other current liabilities	16,878,170	10,635,394
Income taxes payable	3,051,811	2,914,969
Deferred tax liabilities	1,753,744	1,820,531
Deferred tax liabilities	$ 791,750	$ 710,252